Financial liabilities - Disclosure of reconciliation of debt instruments (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Changes in financial instruments, Liabilities
Perimeter	€ (304)	€ (84)
Bonds and debentures outstanding
Changes in financial instruments, Liabilities
Balance at beginning of period	211,597	194,362
Perimeter	(1,467)	0
Issuances or placements	34,438	33,800
Repurchases or redemptions	(28,534)	(27,376)
Exchange rate and other adjustments	1,701	3,837
Balance at end of period	217,735	204,623
Subordinated
Changes in financial instruments, Liabilities
Balance at beginning of period	25,717	25,938
Perimeter	0	0
Issuances or placements	1,500	113
Repurchases or redemptions	(36)	(853)
Exchange rate and other adjustments	(317)	635
Balance at end of period	26,864	25,833
Bonds and debentures and subordinated liabilities
Changes in financial instruments, Liabilities
Balance at beginning of period	237,314	220,300
Perimeter	(1,467)	0
Issuances or placements	35,938	33,913
Repurchases or redemptions	(28,570)	(28,229)
Exchange rate and other adjustments	1,384	4,472
Balance at end of period	€ 244,599	€ 230,456